Fair Value Measurement - Changes in Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Assets
Balance		$ 1,435
Included in change in fair value of contract derivatives, net	$ 638	(662)	$ 1,435
Included in realized gains on contract derivatives, net	2,866	2,992	103
Payments, net	(2,866)	(2,992)	(103)
Balance	1,411	773	1,435
Liabilities
Balance		5,643	133
Transfers to Level 3		41,591
Transfers from Level 3		(11,148)
Included in change in fair value of warrant liabilities	(22,583)	5,504	5,510
Balance	$ 19,007	$ 41,590	$ 5,643